Annual Total Returns - VIPSectorFunds-InitialComboPRO - VIPSectorFunds-InitialComboPRO - VIP Health Care Portfolio - VIP Health Care Portfolio - Initial Class	Apr. 29, 2024
Bar Chart Table:
Annual Return 2014	32.83%
Annual Return 2015	6.37%
Annual Return 2016	(10.43%)
Annual Return 2017	25.05%
Annual Return 2018	7.86%
Annual Return 2019	28.37%
Annual Return 2020	21.58%
Annual Return 2021	11.73%
Annual Return 2022	(12.41%)
Annual Return 2023	4.26%